Accrued Liabilities (Schedule of Accrued Liabilities) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Accrued Liabilities [Abstract]
Accrued merchant fees	$ 39,473	$ 32,619
Deferred acquisition purchase price	20,580
Accrued compensation	18,050	12,501
Accrued taxes	14,623	23,033
Accrued purchases	10,001	2,392
Accrued merchant settlement	9,869	17,365
Accrued maintenance	8,945	5,186
Accrued cash management	8,235	4,570
Accrued interest	6,128	6,140
Accrued armored	4,876	5,271
Accrued interest on interest rate swap	3,001	2,211
Accrued telecommunications costs	2,613	1,682
Accrued processing costs	1,957	939
Other accrued expenses	31,615	23,867
Total	$ 179,966	$ 137,776